Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of comprehensive income
Profit after tax for the period		£ 1,680	£ 1,475	£ 1,111
Items that may be subsequently reclassified to the income statement:
Exchange movements on overseas net assets		(246)	(132)	(420)
Exchange movements on overseas net assets of non-controlling interests		(1)	(2)	(7)
Fair value movements on cash flow hedges		21	(1)	8
Reclassification of cash flow hedges to the income statement		(38)	(33)	(23)
Related tax on items that may be subsequently reclassified to the income statement	[1]	5	8	4
Total		(259)	(160)	(438)
Items that will not be reclassified to income statement:
Remeasurement gains on defined benefit plan		38	19	5
Related tax on items that will not be reclassified to the income statement		(7)	(7)	1
Fair value movements on equity investments		(15)
Total		16	12	6
Other comprehensive (expenses)/income, net of tax for the period		(243)	(148)	(432)
Total comprehensive income, net of tax for the period		1,437	1,327	679
Total comprehensive income for the period attributable to:
Shareholders of the Group		1,425	1,296	624
Non-controlling interests		£ 12	£ 31	£ 55

[1]	Includes tax on fair value movements on cash flow hedges of £(4)m (2024: £nil), netted off by tax on reclassification of cash flow hedges to the income statement of £9m (2024: £8m).